Document and Entity Information	12 Months Ended
Nov. 30, 2011
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jul. 31, 2011
Registrant Name	PUTNAM INVESTORS FUND
Central Index Key	0000081269
Amendment Flag	false
Document Creation Date	Jun. 29, 2012
Document Effective Date	Jun. 29, 2012
Prospectus Date	Nov. 30, 2011